Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Composition and Movement	Composition and movement:
	hCDR1	Developed technology	Customer List	Brand	Total
	U.S. dollars in thousands

Balance as of January 1, 2024	380	-	-	-	380
Recognitions during the year	-	2,508	291	802	3,601
Amortization during the year	-	(134)	(11)	(20)	(165)

Balance as of December 31, 2024	380	2,374	280	782	3,816